Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policy Information
Schedule of principal subsidiaries

The principal subsidiaries of the Company and their geographic locations at December 31, 2025 were as follows:

Entity	Jurisdiction	Economic Interest
Franco-Nevada (Barbados) Corporation(1)	Barbados	100%
FN Holdings ULC	Canada	100%
Franco-Nevada Canada Holdings Corp.	Canada	100%
Franco-Nevada GLW Holdings Corp.	Canada	100%
Franco-Nevada U.S. Corporation	United States	100%
Franco-Nevada Delaware LLC	United States	100%
Franco-Nevada Texas LP	United States	100%
Franco-Nevada Louisiana LLC	United States	100%
Franco-Nevada Australia Pty Ltd.	Australia	100%
Chaupiloma Dos de Cajamarca S.A.C.	Peru	100%
Minera Global Copper Chile S.A.	Chile	100%
1.	Effective on January 1, 2026, Franco-Nevada (Barbados) Corporation has changed its legal name to Franco-Nevada International Corporation.